Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions and divestments [Abstract]
Acquisitions and divestments - Opening balance sheet [Text Block]

Opening balance sheet

in millions of EUR

At acquisition date
Vesper Medical Inc,
Assets
Intangible assets excluding goodwill	84
Deferred tax assets	15
Cash	7
Total Assets	106

Liabilities
Accounts payable and other payables	(1)
Deferred tax liabilities	(20)
Total Liabilities	(21)

Total identifiable net assets at fair value	85
Goodwill arising on acquisition	177
Total purchase consideration	262
Of which:
Purchase consideration transferred	227
Contingent consideration	34